Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (5,930)		$ (7,805)		$ (10,520)	$ (6,157)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	116		31
Noncash lease expenses	30		32
Depreciation					42	40
Amortization of operating lease right-of-use asset					43	42
Revaluation of derivatives	26		(1)		1
Revaluation of investment in marketable securities	28		(46)		(49)	(33)
Expenses arising from restricted shares issued to compensate waiver by a shareholder			2,618		2,618
Financing expenses	32
Stock based compensation	327		350		373	645
(Increase) in account receivables	(281)		(9)		(12)	13
Decrease in other receivables and prepaid expenses	140		359		(99)	(155)
(Increase) in inventory	(288)
Increase in other payables	390
(Decrease) in deferred tax liabilities	(19)
(Decrease) Increase in trade payables	(503)		176		253	(69)
Increase in account payables	74		311		53	(5)
Net cash used in operating activities	(5,858)		(3,984)		(7,297)	(5,679)
Cash flows from investing activities:
Acquisition of a subsidiary, net of cash acquired	(300)
Change in restricted deposits			184
Proceeds from short-term deposits, net
Proceeds from (investment in) restricted deposits, net					184	(170)
Investment in right to use asset						(25)
Purchase of property and equipment	(27)		(12)		(23)	(16)
Net cash provided by (used in) investing activities	(327)		172		161	(211)
Cash flows from financing activities:
Proceeds from issuance of shares, net of issuance costs			5,035		12,583	5,995
Short term loans	18
Repayment of short-term loans	(15)
Repayment of long-term loans	(42)
Proceeds from Exercise of warrants			822		3,709
Net cash provided by (used in) financing activities	(39)		5,857		16,292	6,094
Effect of exchange rate fluctuations on cash and cash equivalents	(97)		(10)		13	104
Increase (decrease) in cash, cash equivalents and restricted cash ()	(6,321)	[1]	2,035	[1]	9,169	308
Cash, cash equivalents and restricted cash at the beginning of the period	10,943		1,774		1,774	1,466
Cash, cash equivalents and restricted cash at the end of the period	4,622		3,809		$ 10,943	$ 1,774
Non cash activities:
Shares issued in Acquisition of a subsidiary	457
Restricted shares issued to shareholder			$ 2,618

[1]	$6,310 relates to change in cash and cash equivalents and $11 to change in restricted cash.